Document and Entity Information	Oct. 19, 2023
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2023
Entity Registrant Name	Booking Holdings Inc.
Entity Central Index Key	0001075531
Entity Incorporation, State or Country Code	DE
Entity File Number	1-36691
Entity Tax Identification Number	06-1528493
Entity Address, Address Line One	800 Connecticut Avenue
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06854
City Area Code	203
Local Phone Number	299-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock par value $0.008 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock par value $0.008 per share
Trading Symbol	BKNG
Security Exchange Name	NASDAQ
2.375% Senior Notes Due 2024
Entity Information [Line Items]
Title of 12(b) Security	2.375% Senior Notes Due 2024
Trading Symbol	BKNG 24
Security Exchange Name	NASDAQ
0.100% Senior Notes Due 2025
Entity Information [Line Items]
Title of 12(b) Security	0.100% Senior Notes Due 2025
Trading Symbol	BKNG 25
Security Exchange Name	NASDAQ
4.000% Senior Notes Due 2026
Entity Information [Line Items]
Title of 12(b) Security	4.000% Senior Notes Due 2026
Trading Symbol	BKNG 26
Security Exchange Name	NASDAQ
1.800% Senior Notes Due 2027
Entity Information [Line Items]
Title of 12(b) Security	1.800% Senior Notes Due 2027
Trading Symbol	BKNG 27
Security Exchange Name	NASDAQ
0.500% Senior Notes Due 2028
Entity Information [Line Items]
Title of 12(b) Security	0.500% Senior Notes Due 2028
Trading Symbol	BKNG 28
Security Exchange Name	NASDAQ
3.625% Senior Notes Due 2028
Entity Information [Line Items]
Title of 12(b) Security	3.625% Senior Notes Due 2028
Trading Symbol	BKNG 28A
Security Exchange Name	NASDAQ
4.250% Senior Notes Due 2029
Entity Information [Line Items]
Title of 12(b) Security	4.250% Senior Notes Due 2029
Trading Symbol	BKNG 29
Security Exchange Name	NASDAQ
4.500% Senior Notes Due 2031
Entity Information [Line Items]
Title of 12(b) Security	4.500% Senior Notes Due 2031
Trading Symbol	BKNG 31
Security Exchange Name	NASDAQ
4.125% Senior Notes Due 2033
Entity Information [Line Items]
Title of 12(b) Security	4.125% Senior Notes Due 2033
Trading Symbol	BKNG 33
Security Exchange Name	NASDAQ
4.750% Senior Notes Due 2034
Entity Information [Line Items]
Title of 12(b) Security	4.750% Senior Notes Due 2034
Trading Symbol	BKNG 34
Security Exchange Name	NASDAQ